HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	$ 490,424	$ 490,095
Total liabilities	325,041	$ 321,853
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	6,200
Total liabilities	$ 1,400